Debt Securities by Contractual Maturities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Within 1 year, Amortized Cost	$ 5,783
Within 1 year, Fair Value	5,875
After 1 but within 5 years, Amortized Cost	27,381
After 1 but within 5 years, Fair Value	27,498
After 5 but within 10 years, Amortized Cost	18,259
After 5 but within 10 years, Fair Value	18,095
After 10 years, Amortized Cost	42,203
After 10 years, Fair Value	42,081
Available-for-Sale Securities, Debt Maturities, excluding Mortgage-Backed Securities, Amortized Cost	93,626
Available-for-Sale, Debt Securities, excluding Mortgage-Backed Securities	93,549
Mortgage-backed securities, Amortized Cost	77,567
Mortgage-backed securities, Fair Value	76,671
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	171,193
Available-for-sale Securities, Debt Securities	$ 170,220